Vantagepoint Aggressive Opportunities Fund
Aggressive Opportunities Fund
Investment Objective
To offer high long-term capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. On March 1, 2013, all outstanding shares of the Fund were renamed “Investor Shares,” and the Fund began offering a new share class, “T Shares,” to investors.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Vantagepoint Aggressive Opportunities Fund (USD $)	T Shares	Investor Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Vantagepoint Aggressive Opportunities Fund		T Shares	Investor Shares
Management fees		0.10%	0.10%
Subadviser fees	[1]	0.36%	0.36%
Other expenses		0.14%	0.39%
Total annual fund operating expenses	[1]	0.60%	0.85%
[1]	Fees and expenses have been restated to reflect current fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Vantagepoint Aggressive Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
T Shares	61	192	335	750
Investor Shares	87	271	471	1,049

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies. One or more of the Fund’s subadvisers employing an “actively-managed” strategy seeks to select common stocks it believes offer the opportunity for high capital appreciation. In addition, a portion of the Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap® Growth Index, following an indexed or “passively managed” approach to investing. The range of stocks in which the Fund generally invests is expected to be that of the Russell Midcap® Index.

The Fund also may invest in:
  foreign equity securities (including those of issuers located in emerging market countries);
  U.S. preferred stock; and
  U.S. and foreign convertible securities.
The term “equity securities” refers to both common and preferred stock.

The Fund’s subadvisers that pursue active management may invest in a company’s preferred stock or convertible security for various reasons including when they believe the security type offers a higher risk-adjusted return opportunity than the company’s common stock. Preferred stocks tend to have lower credit ratings than bonds issued by the same entity. In addition, convertible bonds frequently have credit ratings that are below investment grade or are unrated.

In the indexed or “passively managed” portion of the Fund, the subadviser seeks to approximate the investment characteristics and performance of a custom version of the Russell Midcap Growth Index by investing in (or obtaining investment exposure to) stocks in the custom index. The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe and includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The custom version of the index is comprised of all of the stocks in the Russell Midcap Growth Index but unlike the Russell Midcap Growth Index, it is an equally-weighted index, meaning that each stock included in the custom index is represented equally instead of based on each company’s capitalization, using weighting and rebalancing rules determined by the Fund’s adviser. This portion of the Fund is rebalanced periodically (but not necessarily at the same time changes are made to the custom index).

The Fund’s subadvisers may use futures and options to manage risk or to obtain or adjust investment exposure. The Fund’s subadvisers also may manage foreign currency risks by using forward currency contracts. Fund investments in derivative instruments are limited to 10% of the Fund’s net assets but normally will not exceed 5% of the Fund’s net assets.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Growth Style Risk—The prices of growth-oriented equity securities may fall or fail to appreciate as anticipated by a subadviser, regardless of movements in the securities markets. Equity securities representing a growth style may be out of favor in the market and the prices of growth-oriented equity securities may be more sensitive to changes in current or expected earnings than other styles of investing, particularly over shorter time periods.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Indexing Risk—The portion of the Fund that is indexed or passively managed is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in this portion of the Fund may be purchased, held, and sold by the Fund at times when an actively managed portfolio would not do so. In addition, performance of this portion of the Fund will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the passive portfolio (whereas the index has no management fees or transaction expenses); (ii) changes to the index and the timing of the rebalancing of the passive portfolio; and (iii) the timing of cash flows into and out of this portion of the Fund.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs. These risks may be greater with respect to securities of companies located in emerging market countries. Investments in securities of issuers located in emerging market countries tend to be more volatile than investments in securities of issuers located in developed foreign countries.

Foreign Currency Risk—Investments in foreign currencies or securities denominated in foreign currencies (including derivative instruments that provide exposure to foreign currencies) may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Preferred Stock Risk—Preferred stockholders may have more limited voting rights than common stockholders. Holders of a company’s debt securities are generally paid before holders of the company’s preferred stock. The value and volatility of preferred stock may be dependent on factors that affect both fixed income securities and equity securities.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally have a higher risk of default and tend to be less liquid than traditional non-convertible securities. In addition, the convertible securities the Fund invests in may be rated below investment grade or may be unrated, which could increase their risks. Below investment grade securities are speculative and involve a greater risk of default than investment grade securities. The market prices of lower rated convertible securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

Multi-Manager Risk—While VIA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from VIA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadvisers. As a result, the Fund’s exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index and a group of mutual funds with similar investment objectives. The bar chart shows performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor Shares

Best Quarter	Worst Quarter
24.00%	-26.13%
(2nd Qtr 2003)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Vantagepoint Aggressive Opportunities Fund	1 year	5 years	10 years
Investor Shares	15.44%	1.77%	9.51%
Investor Shares Return after taxes on distributions	14.65%	1.15%	8.73%
Investor Shares Return after taxes on distributions and sale of fund shares	11.07%	1.35%	8.28%
T Shares	15.44%	1.77%	9.51%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	15.81%	3.23%	10.32%
Morningstar Mid-Cap Growth Funds Average (reflects no deduction for taxes)	14.07%	1.73%	8.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor Shares only. After-tax returns for other classes will vary.